CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Supplemental disclosure of cash flow information
Income taxes paid	¥ 2,641,706	$ 377,759	¥ 2,397,186	¥ 1,671,712
Interest expense paid	260,920	37,311	295,623	249,060
Supplemental disclosure on non-cash information
Cash dividends declared in payables	6,118	875	12,543	7
Purchase of property and equipment included in payables	1,383,111	259,743	1,197,863	1,397,015
Purchase of property and equipment using prepayments recorded in other non-current assets	58,205	8,323	4,571	20,930
Purchase of land use rights using prepayments recorded in other non-current assets	¥ 37,830	$ 5,410	99,988	¥ 254,335
Reclassification of loan from non-controlling interest shareholders to non-controlling interest			¥ 45,216